Fees Summary	Nov. 28, 2025 USD ($)
Fees Summary [Line Items]
Narrative Disclosure	The prospectus to which this Exhibit is attached is a final prospectus for the related offering. The maximum aggregate offering price for such offering is $26,852,800.00 .
Narrative - Max Aggregate Offering Price	$ 26,852,800.00